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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2004.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

             Michael J. Puzo
Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston,      MA     02109
 Business Address       (Street)       (City)   (State)   (Zip)

                                 (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2005.


                                     Michael J. Puzo
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:   Name:                          13F File No.:
---------------------------   -------------   ----------------------------   -------------
1. Brian C. Broderick (12)*                   6.  Kurt F. Somerville (32)*   28-10379
                              -------------
2. Timothy F. Fidgeon         28-06169        7.
                                                  ------------------------   -------------
3. Roy A. Hammer              28-5798         8.
                                                  ------------------------   -------------
4. Stephen W. Kidder (35)*                    9.
                              -------------       ------------------------   -------------
5. Lawrence T. Perera         28-06167        10.
                                                  ------------------------   -------------

*    Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: DECEMBER 31, 2004            FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                   ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
---------------------------- --------------------- --------- ----------- --------- ----------- -------- -----------------
                                                                                    INVESTMENT           VOTING AUTHORITY
                                                                         SHARES OR  DISCRETION          -----------------
                                                     CUSIP   FAIR MARKET PRINCIPAL -----------           (A)   (B)    (C)
       NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE  SHARED NONE
---------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
ABBOTT LABS                  COMMON STOCK          002824100      291563     6250           xx                  4650
                                                                                            xx    35            1600

ALBERTO CULVER CO            COMMON STOCK          013068101      573126    11800           xx                  1100
                                                                                            xx    12             700
                                                                                            xx    32             200
                                                                                            xx    35            9800

AMAZON NOTE CONV SUB DEB     CONV. CORPORATE BONDS 023135AF3     2638294  2635000           xx                575000
                                                                                            xx    12          190000
                                                                                            xx    32          380000
                                                                                            xx    35         1490000

AMERICAN INTERNATIONAL       COMMON STOCK          026874107      299718     4564           xx                   900
GROUP INC.                                                                                 xxx    12            1700
                                                                                                  32            1964

AMGEN INC.                   COMMON STOCK          031162100     2950387    45992           xx                 18494
                                                                                            xx    12            2360
                                                                                            xx    32           12600
                                                                                            xx    35           12538

ANALOG DEVICES, INC.         COMMON STOCK          032654105     1525165    41310           xx                 15150
                                                                                            xx    12            4400
                                                                                            xx    32            8600
                                                                                            xx    35           13160

APTARGROUP INC.              COMMON STOCK          038336103     1347843    25537           xx                  6875
                                                                                            xx    12            2550
                                                                                            xx    32            7700
                                                                                            xx    35            8412

AUTOMATIC DATA PROCESSING    COMMON STOCK          053015103     2053849    46310           xx                 23750
                                                                                            xx    12            2960
                                                                                            xx    32           17700
                                                                                            xx    35            1900

                                                                         PAGE: 2

AS OF: DECEMBER 31, 2004            FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                   ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
---------------------------- --------------------- --------- ----------- --------- ----------- -------- -----------------
                                                                                    INVESTMENT           VOTING AUTHORITY
                                                                         SHARES OR  DISCRETION          -----------------
                                                     CUSIP   FAIR MARKET PRINCIPAL -----------           (A)   (B)    (C)
       NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE  SHARED NONE
---------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
AVERY DENNISON CORP.         COMMON STOCK          053611109     1315442    21935           xx                  9600
                                                                                            xx    12            3735
                                                                                            xx    32             700
                                                                                            xx    35            7900

AVON PRODUCTS INC.           COMMON STOCK          054303102      671600    17354           xx                 17354

B P PLC ADR                  COMMON STOCK          055622104     3933824    67360           xx                 26044
                                                                                            xx    12            8205
                                                                                            xx    32           22745
                                                                                            xx    35           10366

BEA SYSTEMS INC.             CORPORATE BONDS       073325AD4     3478675  3470000           xx                935000
                                                                                            xx    12          225000
                                                                                            xx    32          635000
                                                                                            xx    35         1675000

BERKSHIRE HATHAWAY INC.      CLASS B               084670207      848504      289           xx                   240
                                                                                            xx    12               7
                                                                                            xx    32              42

BIOMET INC.                  COMMON STOCK          090613100      912752    21036           xx                  5425
                                                                                            xx    12            2400
                                                                                            xx    32            6600
                                                                                            xx    35            6611

BRISTOL-MYERS SQUIBB CO.     COMMON STOCK          110122108      704038    27480           xx                 13700
                                                                                            xx    32           12580
                                                                                            xx    35            1200

CANADIAN NATIONAL RAILWAY    COMMON STOCK          136375102     1771656    28925           xx                 12065
CO.                                                                                         xx    12            3485
                                                                                            xx    32            7100
                                                                                            xx    35            6275

                                                                         PAGE: 3

AS OF: DECEMBER 31, 2004            FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                   ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
---------------------------- --------------------- --------- ----------- --------- ----------- -------- -----------------
                                                                                    INVESTMENT           VOTING AUTHORITY
                                                                         SHARES OR  DISCRETION          -----------------
                                                     CUSIP   FAIR MARKET PRINCIPAL -----------           (A)   (B)    (C)
       NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE  SHARED NONE
---------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
CISCO SYS INC.               COMMON STOCK          17275R102      628905    32552           xx                  8004
                                                                                            xx    12            2648
                                                                                            xx    32           19300
                                                                                            xx    35            2600

COGNEX                       COMMON STOCK          192422103      220410     7900           xx                  4000
                                                                                            xx    12             900
                                                                                            xx    32            2700
                                                                                            xx    35             300

COLGATE PALMOLIVE CO.        COMMON STOCK          194162103      348655     6815           xx                  3000
                                                                                            xx    32            3015
                                                                                            xx    35             800

DOW CHEMICAL CO.             COMMON STOCK          260543103      325380     6572           xx                  4772
                                                                                            xx    32            1800

DOW JONES & CO. INC.         COMMON STOCK          260561105     2036738    47300           xx                 46900
                                                                                            xx    32             400

DOW JONES & CO. INC.         CLASS B (RESTRICTED)  260561204     1009757    23450           xx                 23450

E I DU PONT DE NEMOURS & CO. COMMON STOCK          263534109      484761     9883           xx                  2261
                                                                                            xx    12            2982
                                                                                            xx    32            4640

E M C CORP.                  COMMON STOCK          268648102     1122670    75499           xx                 36669
                                                                                            xx    12            6430
                                                                                            xx    32           28500
                                                                                            xx    35            3900

EMERSON ELECTRIC CO.         COMMON STOCK          291011104     2304538    32875           xx                 12140
                                                                                            xx    12            5035
                                                                                            xx    32            9600
                                                                                            xx    35            6100

                                                                         PAGE: 4

AS OF: DECEMBER 31, 2004            FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                   ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
---------------------------- --------------------- --------- ----------- --------- ----------- -------- -----------------
                                                                                    INVESTMENT           VOTING AUTHORITY
                                                                         SHARES OR  DISCRETION          -----------------
                                                     CUSIP   FAIR MARKET PRINCIPAL -----------           (A)   (B)    (C)
       NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE  SHARED NONE
---------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
ENCANA                       COMMON STOCK          292505104     2234698    39164           xx                 15775
                                                                                            xx    12            4680
                                                                                            xx    32           10000
                                                                                            xx    35            8709

EXXON MOBIL CORP.            COMMON STOCK          30231G102     2823401    55080           xx                 16900
                                                                                            xx    12           13314
                                                                                            xx    32           21816
                                                                                            xx    35            6050

FUEL CELL ENERGY INC.        COMMON STOCK          35952H106      237897    24030           xx                 11050
                                                                                            xx    12            2380
                                                                                            xx    32           10400
                                                                                            xx    35             200

GENERAL ELECTRIC CO.         COMMON STOCK          369604103     3444907    94381           xx                 36721
                                                                                            xx    12           19300
                                                                                            xx    32           30800
                                                                                            xx    35            7560

GILLETTE COMPANY             COMMON STOCK          375766102      558272    12467           xx    12           12467

HELMERICH & PAYNE INC.       COMMON STOCK          423452101      212750     6250           xx                  4450
                                                                                            xx    32            1600
                                                                                            xx    35             200

HEWLETT-PACKARD CO.          COMMON STOCK          428236103      372092    17744           xx                  3050
                                                                                            xx    12            3132
                                                                                            xx    32           10262
                                                                                            xx    35            1300

INTEL CORPORATION            COMMON STOCK          458140100     3482420   148885           xx                 69887
                                                                                            xx    12           12900
                                                                                            xx    32           44500
                                                                                            xx    35           21598

                                                                         PAGE: 5

AS OF: DECEMBER 31, 2004            FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                   ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
---------------------------- --------------------- --------- ----------- --------- ----------- -------- -----------------
                                                                                    INVESTMENT           VOTING AUTHORITY
                                                                         SHARES OR  DISCRETION          -----------------
                                                     CUSIP   FAIR MARKET PRINCIPAL -----------           (A)   (B)    (C)
       NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE  SHARED NONE
---------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
IVAX CORP                    CORPORATE BONDS       465823AG7     3400000  3400000           xx                955000
                                                                                            xx    12          275000
                                                                                            xx    32          695000
                                                                                            xx    35         1475000

JEFFERSON-PILOT CORP.        COMMON STOCK          475070108     3669051    70613           xx                 27497
                                                                                            xx    12            7555
                                                                                            xx    32           22947
                                                                                            xx    35           12614

JOHNSON & JOHNSON            COMMON STOCK          478160104     5195303    81919           xx                 32719
                                                                                            xx    12           12199
                                                                                            xx    32           24730
                                                                                            xx    35           12271

KOPIN                        COMMON STOCK          500600101      177633    45900           xx                 23300
                                                                                            xx    12            7000
                                                                                            xx    32            3600
                                                                                            xx    35           12000

ELI LILLY & CO.              COMMON STOCK          532457108      249700     4400           xx    12            1600
                                                                                            xx    32            2800

MERCK & CO. INC.             COMMON STOCK          589331107     1690725    52605           xx                 22445
                                                                                            xx    12            6510
                                                                                            xx    32           18100
                                                                                            xx    35            5550

MICROSOFT CORP.              COMMON STOCK          594918104     1732979    64857           xx                 15991
                                                                                            xx    12            2900
                                                                                            xx    32           35200
                                                                                            xx    35           10766

                                                                         PAGE: 6

AS OF: DECEMBER 31, 2004            FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                   ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
---------------------------- --------------------- --------- ----------- --------- ----------- -------- -----------------
                                                                                    INVESTMENT           VOTING AUTHORITY
                                                                         SHARES OR  DISCRETION          -----------------
                                                     CUSIP   FAIR MARKET PRINCIPAL -----------           (A)   (B)    (C)
       NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE  SHARED NONE
---------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
NOKIA CORP. ADR A            COMMON STOCK          654902204      788436    50315           xx                 15525
                                                                                            xx    12            4440
                                                                                            xx    32           11900
                                                                                            xx    35           18450

ORACLE CORP                  COMMON STOCK          68389X105      401639    29274           xx                  4850
                                                                                            xx    12            3900
                                                                                            xx    32           11300
                                                                                            xx    35            9224

PEPSICO INC.                 COMMON STOCK          713448108     1508789    28904           xx                  5260
                                                                                            xx    12            2244
                                                                                            xx    32           13700
                                                                                            xx    35            7700

PFIZER INC.                  COMMON STOCK          717081103      846013    31462           xx                  8600
                                                                                            xx    12           12175
                                                                                            xx    32            7187
                                                                                            xx    35            3500

PROCTER & GAMBLE CO.         COMMON STOCK          742718109     2085219    37858           xx                 10158
                                                                                            xx    12            9500
                                                                                            xx    32           12000
                                                                                            xx    35            6200

SCHLUMBERGER LTD             COMMON STOCK          806857108      301275     4500           xx                  2000
                                                                                            xx    12             300
                                                                                            xx    32            2200

J M SMUCKER CO NEW           COMMON STOCK          832696405     1863031    39580           xx                 11250
                                                                                            xx    12            4410
                                                                                            xx    32           11200
                                                                                            xx    35           12720

                                                                         PAGE: 7

AS OF: DECEMBER 31, 2004            FORM 13F  SEC FILE # MICHAEL J PUZO\28-06165

          ITEM 1:                   ITEM 2:         ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
---------------------------- --------------------- --------- ----------- --------- ----------- -------- -----------------
                                                                                    INVESTMENT           VOTING AUTHORITY
                                                                         SHARES OR  DISCRETION          -----------------
                                                     CUSIP   FAIR MARKET PRINCIPAL -----------           (A)   (B)    (C)
       NAME OF ISSUER            TITLE OF CLASS      NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE  SHARED NONE
---------------------------- --------------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
SNAP ON INC                  COMMON STOCK          833034101      721560    21000           xx                 10600
                                                                                            xx    12            1200
                                                                                            xx    32            5700
                                                                                            xx    35            3500

SONOSITE INC                 COMMON STOCK          83568G104      210490     6200           xx    12             200
                                                                                            xx    35            6000

STATE STREET CORP.           COMMON STOCK          857477103      545232    11100           xx                  2500
                                                                                            xx    12            5600
                                                                                            xx    32            3000

3 M COMPANY                  COMMON STOCK          88579Y101     2730797    33274           xx                 14500
                                                                                            xx    12            2068
                                                                                            xx    32           13856
                                                                                            xx    35            2850
AGGREGATE TOTAL:                                              75,282,559